Prospectus Supplement

December 13, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 13, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2019

Emerging Markets Fixed Income Opportunities Portfolio (the "Fund")

Effective December 31, 2019, Morgan Stanley Investment Management Inc. (the "Adviser") will enter into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company (the "Sub-Adviser") with respect to the Fund; accordingly, references in the Prospectus to the Adviser, when used in connection with its activities as investment adviser, will include the Sub-Adviser acting under its supervision as of that date.

Effective December 31, 2019, the Prospectus is hereby amended as follows:

The second paragraph of the section of the Prospectus entitled "Fund Summary—Fund Management—Sub-Adviser" is hereby deleted and replaced with the following:

Sub-Advisers. Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited.

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Debt team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser(s)	Date Began Managing Fund
Eric J. Baurmeister	Managing Director of the Adviser	May 2012
Warren Mar	Managing Director of the Adviser	December 2014
Sahil Tandon	Executive Director of MSIM Limited	October 2015
Budi Suharto	Executive Director of MSIM Company	December 2019

The section of the Prospectus entitled "Fund Management—Sub-Adviser" is hereby deleted and replaced with the following:

Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements with MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and MSIM Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481. The Sub-Advisers are wholly-owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the Fund with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The first two paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Emerging Markets Debt team. The team consists of portfolio managers, analysts and traders. The members of the team jointly and primarily responsible for the day-to-day management of the Fund are Eric J. Baurmeister, Warren Mar, Sahil Tandon and Budi Suharto.

Mr. Baurmeister has been associated with the Adviser in an investment management capacity since 1997. Mr. Mar has been associated with the Adviser in an investment management capacity since August 2012. Prior to August 2012, Mr. Mar was the global head of Emerging Markets Corporate

Research & Strategy at J.P. Morgan Chase from April 2004 to August 2012. Mr. Tandon has been associated with the Adviser in an investment management capacity since 2004. Mr. Suharto has been associated with the Adviser in an investment management capacity since 2014.

Please retain this supplement for future reference.

  IFIEMFIOPROSPT 12/19

Statement of Additional Information Supplement

December 13, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 13, 2019 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2019

Emerging Markets Fixed Income Opportunities Portfolio (the "Fund")

Effective December 31, 2019, Morgan Stanley Investment Management Inc. will enter into a Sub-Advisory Agreement with Morgan Stanley Investment Management Company with respect to the Fund.

Accordingly, effective December 31, 2019, the Statement of Additional Information is hereby amended as follows:

The first paragraph of the section of the Statement of Additional Information entitled "Investment Policies and Strategies" is hereby deleted and replaced with the following:

This SAI provides additional information about the investment policies and operations of the Company and its Funds. Morgan Stanley Investment Management Inc. (the "Adviser") acts as investment adviser to each Fund. Under the supervision of the Adviser, Morgan Stanley Investment Management Limited ("MSIM Limited") acts as investment sub-adviser to the Emerging Markets Fixed Income Opportunities, Global Franchise, Global Real Estate, Global Sustain, International Equity, International Real Estate and Real Assets Portfolios; Morgan Stanley Investment Management Company ("MSIM Company") acts as investment sub-adviser to the Emerging Markets Fixed Income Opportunities, Emerging Markets Leaders, Emerging Markets, Global Real Estate and International Real Estate Portfolios (MSIM Limited and MSIM Company are each referred to herein individually as the "Sub-Adviser" and together as the "Sub-Advisers"). References to the Adviser, when used in connection with its activities as investment adviser, include any Sub-Adviser acting under its supervision.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Sub-Advisers" is hereby deleted and replaced with the following:

Sub-Advisers
The Adviser has entered into Sub-Advisory Agreements with Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England (with respect to the Emerging Markets Fixed Income Opportunities, Global Franchise, Global Real Estate, Global Sustain, International Equity, International Real Estate and Real Assets Portfolios) and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 049481 (with respect to the Emerging Markets Fixed Income Opportunities, Emerging Markets Leaders, Emerging Markets, Global Real Estate and International Real Estate Portfolios). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the relevant Funds with investment advisory services subject to the overall supervision of the Adviser and the Company's officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the relevant Funds.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2018 (unless otherwise indicated)—Emerging Markets Fixed Income Opportunities" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Emerging Markets Fixed Income Opportunities
Eric J. Baurmeister	3	$875.2 million	15	$2.9 billion	13[9]	$702.4 million[9]
Warren Mar	3	875.2 million	16	2.9 billion	13[9]	702.4 million[9]
Sahil Tandon	3	875.2 million	15	2.9 billion	13[9]	702.4 million[9]
Budi Suharto*	0	0	0	0	0	0

*  As of June 30, 2019.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Fixed Income Opportunities" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Emerging Markets Fixed Income Opportunities
Eric J. Baurmeister	$50,001-$100,000
Warren Mar	$10,001-$50,000
Sahil Tandon	$10,001-$50,000
Budi Suharto*	None

*  As of June 30, 2019.

Please retain this supplement for future reference.